Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value			$ 3,985
Depreciation, property, plant and equipment	$ (445)	$ (313)	(1,328)	$ (942)
Property, plant and equipment, opening book value, Total	$ 3,641		$ 3,641